Reserves - Schedule of Policy Benefits and Expense Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Present value of expected future policy benefits
Benefit payments	$ (420.9)	$ (434.9)
Future policy benefits and expenses	420.9	434.9
Long-term care
Present value of expected net premiums
Balance, beginning of period	34.2	37.1	$ 44.4
Beginning balance at original discount rate	33.4	29.2	33.7
Effect of changes in cash flow assumptions		1.5	9.4		$ (3.2)
Effect of actual variances from expected experience		3.5	(2.7)		(2.4)
Adjusted beginning of period balance		38.4	35.9		28.1
Experience variance	0.0	(0.3)	2.4
Interest accrual	2.8	4.6	6.0
Net premiums collected	(4.7)	(6.8)	(7.3)
Ending balance at original discount rate	36.5	33.4	29.2
Effect of changes in discount rate assumptions	(0.1)	0.8	7.9
Balance, end of period	36.4	34.2	37.1
Present value of expected future policy benefits
Balance, beginning of period	462.4	658.5	683.2
Beginning balance at original discount rate	444.4	430.0	421.7
Effect of change in cash flow assumptions		0.0	12.3		(1.2)
Effect of actual variances from expected experience		4.4	(3.3)		(2.7)
Adjusted beginning of period balance		448.8	439.0		$ 417.8
Experience variance	1.0	(1.2)	(0.4)
Interest accrual	19.5	24.7	29.3
Benefit payments	(16.3)	(18.1)	(16.7)
Ending balance at original discount rate	453.0	444.4	430.0
Effect of changes in discount rate assumptions	(2.4)	18.0	228.5
Balance, end of period	450.6	462.4	658.5
Future policy benefits and expenses	414.2	428.2	621.4
Related reinsurance recoverable	414.2	428.2	621.4	$ 638.8
Net future policy benefits and expenses, after reinsurance recoverable	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Weighted-average liability duration of the future policy benefits and expenses (in years)	12 years	12 years 8 months 12 days	13 years